5. Inventories (Details) - USD ($)	Mar. 31, 2015	Mar. 31, 2014
Inventory Disclosure [Abstract]
Raw materials	$ 865,000	$ 790,000
Finished goods	537,000	298,000
Inventories, net	$ 1,402,000	$ 1,088,000